AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 13, 2009

                                                     REGISTRATION NOS. 333-59717
                                                                       811-05166
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 23

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 115
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

      |X|   immediately upon filing pursuant to paragraph (b) of Rule 485.
      | |   on __________ pursuant to paragraph (b) of Rule 485.
      | |   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      | |   on pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

             |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in Separate Account
                                        under individual flexible payment
                                        variable annuity contracts.

================================================================================

                                      Note

This Post Effective Amendment No. 23 ("PEA") to the Form N-4 Registration Statement File No. 333-59717 ("Registration Statement") of MONY Life Insurance Company of America and its MONY America Variable Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

MONY Life Insurance Company of America
SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR
MONY CUSTOM MASTER
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


1. CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")


   A. PORTFOLIO MERGERS

   The Board of Trustees of EQ Advisors Trust (the "Trust") has approved a form of a Plan of Reorganization and Termination ("Reorganization Plan"), which provides for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the Trust (each, a "Merger" and collectively, the "Mergers"):


--------------------------------------------------------------------------------
  Existing Portfolio                  Proposed Replacement Portfolio
--------------------------------------------------------------------------------
  EQ Advisors Trust
--------------------------------------------------------------------------------
  EQ/Bond Index                       EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Caywood-Scholl High Yield Bond   EQ/Quality Bond PLUS
--------------------------------------------------------------------------------
  EQ/Government Securities            EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------
  EQ/Long Term Bond                   EQ/Core Bond Index
--------------------------------------------------------------------------------
  EQ/Lord Abbett Mid Cap Value        EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------
  EQ/Short Duration Bond              EQ/PIMCO Ultra Short Bond
--------------------------------------------------------------------------------
  EQ/Van Kampen Real Estate           EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------

  The Reorganization Plan is subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the Existing Portfolios of the Trust are scheduled to be held on or about August 26, 2009 to vote on the Reorganization Plan. It is anticipated that, subject to shareholder approval, the effective date of the Mergers will be on or about September 4, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective date of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective date of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.


  B. PORTFOLIO NAME AND SUBADVISER CHANGE

  Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.





MLOA-MONY Custom Master IF (SAR)                                        x02746

2. PORTFOLIOS OF THE TRUST

   The following information is added under "The Funds" in the Prospectus, relating to the Proposed Replacement Portfolios. Certain Portfolios may not be available under your contract. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST CLASS IA
AND IB SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS       Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                       o BlackRock Capital Management, Inc.
                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT  Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
 BOND INDEX                 approximates the total return performance of the
                            Barclays Capital Intermediate Government Bond Index
                            ("Index"), including reinvestment of dividends, at a risk
                            level consistent with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS       Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                       o SSgA Funds Management, Inc.
                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                            moderate risk to capital.
                                                                                       o AXA Equitable

                                                                                       o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

     MONY Custom Master is issued by MONY Life Insurance Company of America.
           Distributed by affiliate AXA Advisors, LLC (member FINRA),
                1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2009 MONY Life Insurance Company of America. All rights reserved.


                     MONY Life Insurance Company of America
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.

                                  MONY America Variable Account A of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)

                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of August, 2009.

                                MONY Life Insurance Company of America
                                       (Depositor)

                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron         Anthony J. Hamilton            Scott D. Miller
Henri de Castries              Mary R. (Nina) Henderson       Joseph H. Moglia
Denis Duverne                  James F. Higgins               Lorie A. Slutsky
Charlynn Goins                 Peter Kraus                    Ezra Suleiman
                                                              Peter J. Tobin




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 13, 2009

                                      C-11